Accumulated Other Comprehensive (Loss) Income - Components of Accumulated Other Comprehensive (Loss) Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	$ 5,798	$ 542
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(742)	(1,030)
AOCI reclassification impact on tax	(414)	(557)	$ 0
AOCI reclassification impact on tax	3,500	200	$ 0
Amounts reclassified from accumulated other comprehensive income (loss) into earnings, foreign currency gain (loss)	2,700
Cost of Products Sold [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	5,798	542
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(742)	(1,030)
AOCI reclassification impact on tax	(414)	(557)
AOCI reclassification impact on tax	3,500	$ 200
Marketing Administrative And Other Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss) into earnings, foreign currency gain (loss)	2,700
Amounts reclassified from accumulated other comprehensive income (loss) into earnings, foreign currency gain (loss), tax	$ 1,500